Document and Entity Information	3 Months Ended
Mar. 31, 2014
Documentand Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	true
Document Period End Date	Mar. 31, 2014
Trading Symbol	ctso
Entity Registrant Name	Cytosorbents Corp
Entity Central Index Key	0001175151
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Amendment Description

On July 1, 2013, the Securities and Exchange Commission declared effective the registration statement on Form S-1 (File No. 333-189441) (the "Registration Statement") filed by Cytosorbents Corporation. (the "Company"). The Company is filing this post-effective amendment to the Registration Statement (the "Post-Effective Amendment") for the purpose of 1) Remaining compliant with the Registration Rights Agreement dated December 8, 2011 between the Company and Lincoln Park Capital Fund, LLC and 2) Updating the associated financial statements, including information from the Company's Quarterly Report on Form 10-Q for the quarter ended March 31, 2014 and from the Company's Annual Report on Form 10-K for the year ended December 31, 2013, including the financial statements for those corresponding periods. NO NEW OR ADDITIONAL SECURITIES ARE BEING REGISTERED UNDER THIS POST-EFFECTIVE AMENDMENT.

No changes have been made to the Registration Statement other than to add the information as described above. This Post-Effective Amendment should be read in conjunction with the Registration Statement. This Post-Effective Amendment does not reflect events that may have occurred after the date of the Registration Statement and does not modify or update in any way the disclosures made in the Registration Statement, except as required to reflect the revisions discussed above.

The information included in this filing updates and supplements this Registration Statement and the Prospectus contained therein. All applicable registration fees were paid at the time of the original filing of the Registration Statement.